Investor A C and Institutional [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.03%)	(0.29%)	1.20%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.97%	0.71%	2.04%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.61%)	(0.41%)	1.38%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.61%)	(0.44%)	1.36%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.29%)	0.23%	1.65%
Investor A, C and Institutional | Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%